Cover	Mar. 05, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Safe and Green Development Corporation is filing this Amendment No. 1 to its Current Report on Form 8-K originally filed with the Securities and Exchange Commission on March 10, 2025 (the “Original Form 8-K Filing”) solely to disclose in Item 8.01 that trading will begin on a stock dividend-adjusted basis at market open on April 7, 2025. As previously filed, Item 8.01 incorrectly stated that trading was expected to begin on a stock dividend-adjusted basis at market open on April 23, 2025. No other changes have been made to the Original Form 8-K Filing.
Document Period End Date	Mar. 05, 2025
Entity File Number	001-41581
Entity Registrant Name	SAFE AND GREEN DEVELOPMENT CORPORATION
Entity Central Index Key	0001959023
Entity Tax Identification Number	87-1375590
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Biscayne Blvd.
Entity Address, Address Line Two	#1201
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33132
City Area Code	646
Local Phone Number	240-4235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	SGD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false